Redeemable Convertible Preferred Stock	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Redeemable Convertible Preferred Stock
Redeemable Convertible Preferred Stock

9.Redeemable Convertible Preferred Stock

The Company issued Series A preferred stock and Series B preferred stock, which are collectively referred to as the Preferred Stock. As of March 31, 2025 and December 31, 2024, the Company authorized the issuance of 29,723,540 shares of Preferred Stock, par value of $0.001 per share, of which 9,499,999 have been designated Series A preferred stock and 20,223,541 have been designated Series B preferred stock.

Series A Preferred Stock

During 2018, the Company entered into the Series A preferred stock purchase agreements for 8,550,340 shares of Series A preferred stock with par value of $0.001 each at a price $1.00 per share, or the Series A Original Issue Price, with a group of investors for net proceeds of $8.4 million, or the Series A Financing. In addition, in connection with the closing of the Series A Financing, then outstanding convertible promissory notes of $0.4 million were converted into 449,659 shares of Series A preferred stock at the Series A Original Issue Price paid by the Series A Financing investors.

Series B Preferred Stock

In June 2021, the Company entered into the Series B preferred stock purchase agreements for 17,452,411 shares of Series B preferred stock with par value of $0.001 each at a price $3.8095 per share, or the Series B Original Issue Price, with a group of investors for net proceeds of $66.3 million, or the Series B Financing. In addition, in connection with the closing of the Series B Financing, (i) then outstanding convertible promissory notes of $7.9 million were converted into 2,603,128 shares of Series B preferred stock at 80% of the Series B Original Issue Price paid by the Series B Financing investors and (ii) a then outstanding translational research grant of $0.5 million was converted into 500,000 shares of Series A preferred stock at a conversion price of $1.00 per share pursuant to the terms of grant agreement, dated as of March 2018.

The following tables summarize the Company’s redeemable convertible preferred stock as of March 31, 2025 and December 31, 2024 (in thousands except share and per share amounts):

						Common
			Preferred			Stock
		Preferred	Stock			Issuable
		Stock	Issued and	Carrying	Liquidation	Upon
	Par Value	Authorized	Outstanding	Value	Preference	Conversion
Series A preferred stock	$0.001	9,499,999	9,499,999	$9,327	$9,500	9,499,999
Series B preferred stock	0.001	20,223,541	20,055,539	76,176	76,402	20,055,539
		29,723,540	29,555,538	$85,503	$85,902	29,555,538

The key terms of Preferred Stock are as follows:

Dividends

The Company would not have declared, paid or set aside any dividends on shares or any other class or series of capital stock (other than dividends on shares of the Company’s common stock payable in shares of common stock) unless first the holders of Series B preferred stock would have first received, or simultaneously received, a dividend on each outstanding preferred stock, and second, the holders of the Series A preferred stock would have next received, or simultaneously received a dividend on each outstanding preferred stock. If the Company declared, paid or set aside, on the same date, a dividend on shares of more than one class or series of capital stock of the Company, the dividend payable to the holders of Preferred Stock would have been calculated based upon the dividend on the class or series of capital stock that would have resulted in the highest dividend. There have been no dividends declared by the Company’s board of directors, or the Board, as of March 31, 2025 and December 31, 2024.

Voting Rights

The holder of each share of Series A and Series B preferred stock would have had the right to one vote for each share of common stock into which such Series A and Series B preferred stock could have then been converted.

Right to Elect Directors

Holders of Series A preferred stock would have been entitled to elect two directors of the Company. The holders of Series B preferred stock would have been entitled to elect one director of the Company. The holders of the Company’s common stock would have been entitled to elect one director of the Company. The holders of Preferred Stock and Common Stock (voting together as a single class and not as separate series and on as-converted basis) would have been entitled to elect any remaining director of the Company.

Conversion

Each share of Preferred Stock would have been convertible at the option of the holder, at any time, and without the payment of additional consideration by the holder. In addition, each share of Preferred Stock would have automatically converted into shares of common stock at the applicable conversion ratio then in effect upon either (i) the closing of a firm-commitment underwritten public offering of the Company’s common stock at a price of at least $5.7143 per share resulting in at least $50.0 million of gross proceeds to the Company, or (ii) the vote or written consent of the holders of a majority of the outstanding shares of Preferred Stock, voting as a single class.

The conversion ratio of Series A and Series B preferred stock would have been determined by dividing the respective original issue price by the applicable conversion price in effect at the time of conversion. The conversion price would have been $1.00 and $3.8095 per share for Series A and Series B preferred stock, respectively. As of March 31, 2025 and December 31, 2024, each outstanding share of Preferred Stock would have been convertible into the Company’s common stock on a one-for-one basis.

Liquidation

In the event of liquidation, dissolution, or winding up of the Company or upon the occurrence of a Deemed Liquidation Event (as defined below), the holders of Series B preferred stock then outstanding would have been entitled to distribution of the Company’s assets or funds, before the holders of Series A preferred stock and common stock, in an amount per share equal to the greater of (i) the Series B Original Issue Price ($3.8095 per share), plus any dividends declared but unpaid, or (ii) the amount per share that would have been payable had all shares of Series B preferred stock been converted to common stock immediately prior to such liquidation, dissolution, winding up or Deemed Liquidation Event. If the assets of the Company would have been insufficient to pay holders of the Series B preferred stock the full amount to which they would have been entitled, they would have been paid ratably in proportion to the respective amounts they would have received had they been paid in full.

In the event of liquidation, dissolution, or winding up, after the Series B preferred stock holders would have been paid in full, the holders of Series A preferred stock would have been entitled to distribution of the Company’s assets or funds, before the common stock, in amount per share equal to the greater of (i) the Series A Original Issue Price ($1.00 per share), plus any dividends declared but unpaid, or (ii) the amount per share that would have been payable had all shares of Series A preferred stock been converted to common stock immediately prior to such liquidation, dissolution, winding up or Deemed Liquidation Event. If the assets or funds of the Company would have been insufficient to pay holders of the Series A preferred stock the full amount to which they would have been entitled, they would have been paid ratably in proportion to the respective amounts they would have received had they been paid in full. After payment of all preferential amounts to Series A preferred stock holders, the remaining assets available for distribution would have been distributed to the holders of common stock pro rata based on the number of shares held.

Unless the holders of a majority in voting power of the then outstanding shares of Series B preferred stock elected otherwise, a Deemed Liquidation Event would have included a merger or consolidation (other than one in which stockholders of the Company owned a majority by voting power of the outstanding shares of the surviving or acquiring corporation) or a sale, lease, transfer, exclusive license or other disposal of all or substantially all of the Company’s assets.

Redemption

The holders of the Company’s Preferred Stock would have had no voluntary rights to redeem shares. Upon the occurrence of a Deemed Liquidation Event that would have been outside of the Company’s control, the holders of the Preferred Stock may have caused redemption of the Preferred Stock. Accordingly, the Preferred Stock would have been considered contingently redeemable and as such is classified as temporary equity on the accompanying balance sheets.

Subsequent Events

As further discussed in Note 19, Subsequent Events, the Company completed its Merger with Cara in April 2025. Upon the closing of the Merger, the Company’s Preferred Stock converted into 3,963,910 shares of Cara common stock.

9.Redeemable Convertible Preferred Stock

The Company has issued Series A preferred stock and Series B preferred stock, which are collectively referred to as the Preferred Stock. As of December 31, 2024 and 2023, the Company authorized the issuance of 29,723,540 shares of Preferred Stock, par value of $0.001 per share, of which 9,499,999 have been designated Series A preferred stock and 20,223,541 have been designated Series B preferred stock.

Series A Preferred Stock

During 2018, the Company entered into the Series A preferred stock purchase agreements for 8,550,340 shares of Series A preferred stock with par value of $0.001 each at a price $1.00 per share, or the Series A Original Issue Price, with a group of investors for net proceeds of $8.4 million, or the Series A Financing. In addition, in connection with the closing of the Series A Financing, then outstanding convertible promissory notes of $0.4 million were converted into 449,659 shares of Series A preferred stock at the Series A Original Issue Price paid by the Series A Financing investors.

Series B Preferred Stock

In June 2021, the Company entered into the Series B preferred stock purchase agreements for 17,452,411 shares of Series B preferred stock with par value of $0.001 each at a price $3.8095 per share, or the Series B Original Issue Price, with a group of investors for net proceeds of $66.3 million, or the Series B Financing. In addition, in connection with the closing of the Series B Financing, (i) then outstanding convertible promissory notes of $7.9 million were converted into 2,603,128 shares of Series B preferred stock at 80% of the Series B Original Issue Price paid by the Series B Financing investors and (ii) a then outstanding translational research grant of $0.5 million was converted into 500,000 shares of Series A Preferred Stock at a conversion price of $1.00 per share pursuant to the terms of grant agreement, dated as of March 2018.

The following tables summarize the Company’s redeemable convertible preferred stock as of December 31, 2024 and 2023 (in thousands except share and per share amounts):

						Common
			Preferred			Stock
		Preferred	Stock			Issuable
		Stock	Issued and	Carrying	Liquidation	Upon
	Par Value	Authorized	Outstanding	Value	Preference	Conversion
Series A preferred stock	$0.001	9,499,999	9,499,999	$9,327	$9,500	9,499,999
Series B preferred stock	0.001	20,223,541	20,055,539	76,176	76,402	20,055,539
		29,723,540	29,555,538	$85,503	$85,902	29,555,538

The key terms of Preferred Stock are as follows:

Dividends

The Company shall not declare, pay or set aside any dividends on shares or any other class or series of capital stock (other than dividends on shares of the Company’s common stock payable in shares of common stock) unless first the holders of Series B preferred stock shall first receive, or simultaneously receive, a dividend on each outstanding preferred stock, and second, the holders of the Series A preferred stock shall next receive, or simultaneously receive a dividend on each outstanding preferred stock. If the Company declares, pays or sets aside, on the same date, a dividend on shares of more than one class or series of capital stock of the Company, the dividend payable to the holders of Preferred Stock shall be calculated based upon the dividend on the class or series of capital stock that would result in the highest dividend. There have been no dividends declared by the Company’s board of directors, or the Board, as of December 31, 2024 and 2023.

Voting Rights

The holder of each share of Series A and Series B preferred stock shall have the right to one vote for each share of common stock into which such Series A and Series B preferred stock could then be converted.

Right to Elect Directors

Holders of Series A preferred stock are entitled to elect two directors of the Company. The holders of Series B preferred stock are entitled to elect one director of the Company. The holders of the Company’s common stock are entitled to elect one director of the Company. The holders of Preferred Stock and Common Stock (voting together as a single class and not as separate series and on as- converted basis) shall be entitled to elect any remaining director of the Company.

Conversion

Each share of Preferred Stock is convertible at the option of the holder, at any time, and without the payment of additional consideration by the holder. In addition, each share of Preferred Stock will be automatically converted into shares of common stock at the applicable conversion ratio then in effect upon either (i) the closing of a firm-commitment underwritten public offering of the Company’s common stock at a price of at least $5.7143 per share resulting in at least $50.0 million of gross proceeds to the Company, or (ii) the vote or written consent of the holders of a majority of the outstanding shares of Preferred Stock, voting as a single class.

The conversion ratio of Series A and Series B Preferred Stock is determined by dividing the respective original issue price by the applicable conversion price in effect at the time of conversion. The conversion price is $1.00 and $3.8095 per share for Series A and Series B preferred stock, respectively. As of December 31, 2024, each outstanding share of Preferred Stock was convertible into the Company’s common stock on a one-for-one basis.

Liquidation

In the event of liquidation, dissolution, or winding up of the Company or upon the occurrence of a Deemed Liquidation Event (as defined below), the holders of Series B preferred stock then outstanding are entitled to distribution of the Company’s assets or funds, before the holders of Series A preferred stock and common stock, in an amount per share equal to the greater of (i) the Series B Original Issue Price ($3.8095 per share), plus any dividends declared but unpaid, or (ii) the amount per share that would have been payable had all shares of Series B preferred stock been converted to common stock immediately prior to such liquidation, dissolution, winding up or Deemed Liquidation Event. If the assets of the Company are insufficient to pay holders of the Series B Preferred Stock the full amount to which they are entitled, they shall be paid ratably in proportion to the respective amounts they would have received had they been paid in full.

In the event of liquidation, dissolution, or winding up, after the Series B preferred stock holders have been paid in full, the holders of Series A preferred stock are entitled to distribution of the Company’s assets or funds, before the common stock, in amount per share equal to the greater of (i) the Series A Original Issue Price ($1.00 per share), plus any dividends declared but unpaid, or (ii) the amount per share that would have been payable had all shares of Series A preferred stock been converted to common stock immediately prior to such liquidation, dissolution, winding up or Deemed Liquidation Event. If the assets or funds of the Company are insufficient to pay holders of the Series A preferred stock the full amount to which they are entitled, they shall be paid ratably in proportion to the respective amounts they would have received had they been paid in full. After payment of all preferential amounts to Series A preferred stock holders, the remaining assets available for distribution shall be distributed to the holders of common stock pro rata based on the number of shares held.

Unless the holders of a majority in voting power of the then outstanding shares of Series B preferred stock elect otherwise, a Deemed Liquidation Event shall include a merger or consolidation (other than one in which stockholders of the Company own a majority by voting power of the outstanding shares of the surviving or acquiring corporation) or sale, lease, transfer, exclusive license or other disposition of all or substantially all of the Company’s assets.

Redemption

The holders of the Company’s Preferred Stock have no voluntary rights to redeem shares. Upon the occurrence of a Deemed Liquidation Event that are outside of the Company’s control, the holders of the Preferred Stock may cause redemption of the Preferred Stock. Accordingly, the Preferred Stock are considered contingently redeemable and are classified as temporary equity on the accompanying balance sheets.